CoreValues America First Technology ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 0.7%
Honeywell Aerospace, Inc.(a)	10	$2,211

Consumer Discretionary Products - 4.0%
Mobileye Global, Inc. - Class A(a)	4	39
QuantumScape Corp. - Class A(a)	13	98
Tesla, Inc.(a)	30	12,618
WeRide, Inc. - Class A, ADR(a)	7	41
		12,796

Health Care - 0.0%(b)
PROCEPT BioRobotics Corp.(a)	1	22

Industrial Products - 19.9%
AeroVironment, Inc.(a)	1	165
Archer Aviation, Inc.(a)	16	76
ATI, Inc.(a)	17	3,351
Axon Enterprise, Inc.(a)	3	1,682
Belden, Inc.	1	120
Boeing Co.(a)	12	2,598
BWX Technologies, Inc.	3	584
Cognex Corp.	5	362
Curtiss-Wright Corp.	1	758
FTAI Aviation Ltd.	3	812
GE Vernova, Inc.	10	11,749
General Dynamics Corp.	8	2,834
HEICO Corp.	1	356
Hesai Group - Class B, ADR(a)	3	55
Honeywell International, Inc.	10	2,239
Huntington Ingalls Industries, Inc.	1	280
Intuitive Machines, Inc. - Class A(a)	4	85
Joby Aviation, Inc.(a)	15	134
Keysight Technologies, Inc.(a)	5	1,750
Kratos Defense & Security Solutions, Inc.(a)	70	3,490
L3Harris Technologies, Inc.	14	4,068
Leonardo DRS, Inc.	2	85
Lockheed Martin Corp.	9	4,585
Mercury Systems, Inc.(a)	2	245
Moog, Inc. - Class A	1	424
NANO Nuclear Energy, Inc.(a)	1	21
Northrop Grumman Corp.	5	2,546
Novanta, Inc.(a)	1	162
NuScale Power Corp. - Class A(a)	5	50
Ondas, Inc.(a)	12	99
Red Cat Holdings, Inc.(a)	3	32
Regal Rexnord Corp.	2	476

Rocket Lab Corp.(a)	75	7,624
Rockwell Automation, Inc.	4	1,980
RTX Corp.	39	7,399
Symbotic, Inc. - Class A(a)	2	90
Textron, Inc.	5	459
		63,825

Industrial Services - 0.2%
Applied Industrial Technologies, Inc.	1	338
Fluor Corp.(a)	5	262
		600

Materials - 0.3%
Albemarle Corp.	3	405
Centrus Energy Corp. - Class A(a)	2	336
Uranium Energy Corp.(a)	15	160
		901

Media - 4.4%
Alphabet, Inc. - Class A	40	14,295

Oil & Gas - 0.0%(b)
Oceaneering International, Inc.(a)	3	121

Renewable Energy - 0.1%
EnerSys	1	234
Eos Energy Enterprises, Inc.(a)	10	59
		293

Retail & Wholesale - Discretionary - 3.9%
Amazon.com, Inc.(a)	53	12,632

Software & Tech Services - 19.8%
Akamai Technologies, Inc.(a)	4	473
Cloudflare, Inc. - Class A(a)	9	2,208
CrowdStrike Holdings, Inc. - Class A(a)	8	6,105
Datadog, Inc. - Class A(a)	9	2,343
DigitalOcean Holdings, Inc.(a)	2	314
Fortinet, Inc.(a)	19	2,919
International Business Machines Corp.	27	7,593
Leidos Holdings, Inc.	4	412
Microsoft Corp.	28	10,445
Okta, Inc. - Class A(a)	5	682
Oracle Corp.	51	7,474
Palantir Technologies, Inc. - Class A(a)	63	7,350
Palo Alto Networks, Inc.(a)	24	8,184
Parsons Corp.(a)	1	52
Qualys, Inc.(a)	1	138
Quantum Computing, Inc.(a)	6	58
Rubrik, Inc. - Class A(a)	4	321
SentinelOne, Inc. - Class A(a)	9	153

ServiceNow, Inc.(a)	30	2,978
Snowflake, Inc. - Class A(a)	10	2,545
Tenable Holdings, Inc.(a)	3	111
Varonis Systems, Inc.(a)	4	168
Zscaler, Inc.(a)	3	423
		63,449

Tech Hardware & Semiconductors - 43.3%(c)
Advanced Micro Devices, Inc.(a)	49	28,465
Allegro MicroSystems, Inc.(a)	4	278
Ambarella, Inc.(a)	1	86
Analog Devices, Inc.	15	5,957
ARM Holdings PLC, ADR(a)	3	1,064
Benchmark Electronics, Inc.	1	99
Broadcom, Inc.	39	14,732
Cisco Systems, Inc.	114	13,390
Coherent Corp.(a)	4	1,578
GlobalFoundries, Inc.	2	165
Hewlett Packard Enterprise Co.	35	1,579
Himax Technologies, Inc.	4	61
Intel Corp.(a)	126	17,593
Lattice Semiconductor Corp.(a)	4	612
Marvell Technology, Inc.	24	7,149
Microchip Technology, Inc.	15	1,368
Monolithic Power Systems, Inc.	2	2,765
NetApp, Inc.	5	774
NVIDIA Corp.	68	13,606
NXP Semiconductors NV	7	1,967
ON Semiconductor Corp.(a)	11	1,040
Ouster, Inc.(a)	2	125
QUALCOMM, Inc.	20	3,696
Seagate Technology Holdings PLC	6	5,790
Semtech Corp.(a)	3	486
Silicon Laboratories, Inc.(a)	1	219
Skyworks Solutions, Inc.	4	271
Super Micro Computer, Inc.(a)	13	381
Teledyne Technologies, Inc.(a)	2	1,334
Teradyne, Inc.	6	2,903
Texas Instruments, Inc.	26	7,750
TTM Technologies, Inc.(a)	3	561
Ultra Clean Holdings, Inc.(a)	1	143
Vishay Intertechnology, Inc.	3	161
Zebra Technologies, Corp. - Class A(a)	3	790
		138,938

Telecommunications - 0.4%
Applied Digital Corp.(a)	8	299
AST SpaceMobile, Inc. - Class A(a)	7	622
Viasat, Inc.(a)	4	359

VNET Group, Inc. - Class A, ADR(a)	3	24
		1,304

Utilities - 2.4%
Constellation Energy Corp.	9	2,235
NextEra Energy, Inc.	61	5,354
Oklo, Inc. - Class A(a)	4	209
		7,798

TOTAL COMMON STOCKS (Cost $242,762)		319,185

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(d)	1,830	1,830

TOTAL SHORT-TERM INVESTMENTS (Cost $1,830)		1,830

TOTAL INVESTMENTS - 100.0% (Cost $244,592)		$321,015
Other Assets in Excess of Liabilities - 0.0%(b)		77
TOTAL NET ASSETS - 100.0%		$321,092

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.